UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                     Bloomfield Hills, MI       11-8-04
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     136
                                            -------------------------

Form 13F Information Table Value Total:     $396,827
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105  400       5000  SH        SOLE           5000
Alliant Techsystems Inc.       com 018804104 1059      17500  SH        SOLE           17500
Alltel Corporation             com 020039103 2535      46175  SH        SOLE           46175
American International Group   com 02687410710307     151599  SH        SOLE           151599
Ametek Inc.                    com 031100100 1222      40300  SH        SOLE           40300
Anadarko Petroleum Corporation com 032511107 2780      41900  SH        SOLE           41900
Arlington Hospitality, Inc.    com 041560202  138      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 1018      24640  SH        SOLE           24640
BB&T Corporation               com 066821109 2334      58800  SH        SOLE           58800
Balchem Corporation            com 057665200 2435      81700  SH        SOLE           81700
Beckman Coulter, Inc.          com 075811109 4658      83000  SH        SOLE           83000
Bed Bath and Beyond Inc.       com 075896100  998      26900  SH        SOLE           26900
Berkshire Hathaway CLB         com 084670207 1430        498  SH        SOLE           498
Biomet, Inc.                   com 090613100 1238      26400  SH        SOLE           26400
Briggs & Stratton Corp.        com 109043109  398       4900  SH        SOLE           4900
Brookstone Inc.                com 114537103 4455     235825  SH        SOLE           235825
Brown & Brown,Inc.             com 115236101 1129      24700  SH        SOLE           24700
Brunswick Corporation          com 117043109 2242      49000  SH        SOLE           49000
C.R. Bard, Inc.                com 067383109 1212      21400  SH        SOLE           21400
Century Telephone Enterprises  com 156700106 2568      75000  SH        SOLE           75000
Champion Enterprises, Inc.     com 158496109 6202     602700  SH        SOLE           602700
Chattem, Inc.                  com 162456107 6027     186900  SH        SOLE           186900
Christopher & Banks Corp.      com 17104610511177     698100  SH        SOLE           698100
Citigroup Inc.                 com 172967101  225       5100  SH        SOLE           5100
Clarcor Inc.                   com 179895107 1025      21500  SH        SOLE           21500
Coach Inc.                     com 189754104 1043      24600  SH        SOLE           24600
Comerica Inc.                  com 200340107 1318      22200  SH        SOLE           22200
Conagra Foods, Inc.            com 205887102  257      10000  SH        SOLE           10000
Convergys Corporation          com 212485106  716       5000  SH        SOLE           5000
Countrywide Financial
  Corporation                  com 222372104 1393      35360  SH        SOLE           35360
Courier Corporation            com 222660102 1190      28400  SH        SOLE           28400
Craftmade International,Inc.   com 22413E10411400     578700  SH        SOLE           578700
Diamond Offshore Drilling, Inc.com 25271C102 4754     144100  SH        SOLE           144100
Dollar Tree Stores, Inc.       com 25674710616826     624350  SH        SOLE           624350
Dominion Resources, Inc.       com 25746u109  391       6000  SH        SOLE           6000
Donaldson Company, Inc.        com 257651109 1050      37000  SH        SOLE           37000
Dover Corporation              com 260003108 1100      28300  SH        SOLE           28300
Duke Realty Corporation        com 264411505 1162      35000  SH        SOLE           35000
Emerson Electric Co.           com 291011104  515       8319  SH        SOLE           8319
Ethan Allen Interiors Inc.     com 297602104  928      26700  SH        SOLE           26700
Everest Re Group, Ltd.         com 012268483 5307      71400  SH        SOLE           71400
Excelon Corporation            com 30161n101  330       9000  SH        SOLE           9000
Expeditors International       com 302130109 1174      22700  SH        SOLE           22700
Exxon Mobil Corporation        com 302290101 6975     144315  SH        SOLE           144315
FPL Group, Inc.                com 302571104  512       7500  SH        SOLE           7500
FactSet Research Systems Inc.  com 303075105 1089      22600  SH        SOLE           22600
Fargo Electronics, Inc.        com 30744p102 4992     517300  SH        SOLE           517300
Fifth Third Bancorp            com 316773100  418       8500  SH        SOLE           8500
First Data Corporation         com 319963104 5285     121500  SH        SOLE           121500
Fleetwood Enterprises Inc.     com 339099103 2213     145800  SH        SOLE           145800
Fortune Brands Inc.            com 349631101 2643      35680  SH        SOLE           35680
Franklin Electric              com 353514102  673      17000  SH        SOLE           17000
Furniture Brands International com 360921100 1505      60000  SH        SOLE           60000
Gallagher & Co., (Arthur J.)   com 363576109 1007      30400  SH        SOLE           30400
Garmin Ltd.                    com g37260109 3075      71100  SH        SOLE           71100
General Dynamics Corporation   com 369550108 8137      79700  SH        SOLE           79700
Gentex Corporation             com 371901109 2635      75000  SH        SOLE           75000
Genuine Parts Company          com 372460105 4256     110900  SH        SOLE           110900
Graco Inc.                     com 384109104 4161     124200  SH        SOLE           124200
Guidant Corp.                  com 401698105 1308      19800  SH        SOLE           19800
H & R Block, Inc.              com 093671105 1003      20300  SH        SOLE           20300
Harley Davidson, Inc.          com 412822108 7204     121200  SH        SOLE           121200
Harris Corporation             com 413875105 2934      53400  SH        SOLE           53400
Health Care Property           com 421915109 3117     119900  SH        SOLE           119900
Hibbett Sporting Goods, Inc.   com 428565105 1139      55575  SH        SOLE           55575
Hillenbrand Industries, Inc.   com 431573104 2861      56630  SH        SOLE           56630
Host Marriott Corp.            com 44107P104  384      27400  SH        SOLE           27400
Huntington Bancshares Inc.     com 446150104  436      17500  SH        SOLE           17500
I. Gordon Corporation          com 382784106  231      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210514875    1442800  SH        SOLE           1442800
Integrated Circuit Systems, In com 45811k208 1163      54100  SH        SOLE           54100
Johnson Controls, Inc.         com 478366107 1270      22356  SH        SOLE           22356
Jones Apparel Group Inc.       com 480074103 7843     219075  SH        SOLE           219075
K-Swiss Inc. - Class A         com 482686102  579      30100  SH        SOLE           30100
KB Home                        com 48666k109 1318      15600  SH        SOLE           15600
Kellogg Corporation            com 487836108 1293      30300  SH        SOLE           30300
Kimberly Clark Corp.           com 316773100  207       3200  SH        SOLE           3200
Layne Christensen Company      com 521050104 1676     111200  SH        SOLE           111200
Leggett & Platt, Inc.          com 524660107 7357     261800  SH        SOLE           261800
Leucadia National Corporation  com 527288104  685      12100  SH        SOLE           12100
Lifetime Hoan Corporation      com 531926103 6408     431468  SH        SOLE           431468
Lincare Holdings Inc.          com 532791100 3889     130900  SH        SOLE           130900
Littelfuse, Inc.               com 537008104  370      10700  SH        SOLE           10700
MBIA Inc.                      com 55262C100 2899      49800  SH        SOLE           49800
Manor Care, Inc.               com 564055101 2642      88200  SH        SOLE           88200
Maritrans Inc.                 com 570363101  540      35000  SH        SOLE           35000
Matthews International Corp.   com 577128101  339      10000  SH        SOLE           10000
McCormick & Co. Inc.           com 579780206 1219      35500  SH        SOLE           35500
Merck & Co., Inc.              com 589331107  318       9652  SH        SOLE           9652
Mettler-Toledo Intl Inc.       com 592688105 1180      25000  SH        SOLE           25000
Mohawk Industries Inc.         com 608190104 9398     118380  SH        SOLE           118380
Monaco Coach Corporation       com 60886R103 2609     120500  SH        SOLE           120500
Mylan Laboratories             com 628530107 5404     300200  SH        SOLE           300200
National City Corporation      com 635405103 1514      39200  SH        SOLE           39200
National Dentex Corporation    com 63563h109 1409      50000  SH        SOLE           50000
National Fuel Gas              com 636180101  227       8000  SH        SOLE           8000
Navigant Consulting, Inc.      com 63935n107  250      11400  SH        SOLE           11400
Neogen Corporation             com 640491106 3627     185700  SH        SOLE           185700
Nobel Learning
  Communities, Inc.            com 654889104  350      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105 7763     174650  SH        SOLE           174650
PICO Holdings, Inc.            com 693366205  856      45000  SH        SOLE           45000
Patterson Companies Inc.       com 703395103 1233      16100  SH        SOLE           16100
Patterson-UTI Energy, Inc.     com 703414102 5572     292200  SH        SOLE           292200
Pier 1 Imports, Inc.           com 720279108 2170     120000  SH        SOLE           120000
Pinnacle West Capital Corp.    com 723484101  332       8000  SH        SOLE           8000
Pioneer Natural Resources Co.  com 723787107 5084     147450  SH        SOLE           147450
Plum Creek Timber Company, Inc.com 729251108  679      19400  SH        SOLE           19400
Polaris Industries Inc.        com 73106810213542     242600  SH        SOLE           242600
ProQuest Company               com 74346P102 2226      86600  SH        SOLE           86600
Pulte Homes Inc.               com 74586710113471     219500  SH        SOLE           219500
Rockwell Collins, Inc.         com 774341101 2862      77050  SH        SOLE           77050
Ross Stores, Inc.              com 778296103 8475     361550  SH        SOLE           361550
SEI Investments Co.            com 784117103 1132      33600  SH        SOLE           33600
STERIS Corporation             com 85915210013440     612600  SH        SOLE           612600
Schering-Plough                com 806605101  674      35350  SH        SOLE           35350
Simpson Manufacturing Co., Inc.com 829073105 4740      75000  SH        SOLE           75000
Snap-on Incorporated           com 833034101 1711      62100  SH        SOLE           62100
Sparton Corp.                  com 847235108 1107     126567  SH        SOLE           126567
Stryker Corp.                  com 863667101  793      16500  SH        SOLE           16500
Sungard Data Systems, Inc.     com 867914103 6072     255450  SH        SOLE           255450
Superior Uniform Group Inc.    com 868358102  822      60000  SH        SOLE           60000
Synovus Financial Corp.        com 87161c105 1179      45100  SH        SOLE           45100
Teleflex Inc.                  com 879369106 2125      50000  SH        SOLE           50000
The Ryland Group, Inc.         com 783764103  834       9000  SH        SOLE           9000
The Southern Company           com 842587107  299      10000  SH        SOLE           10000
Toll Brothers Inc.             com 889478103  704      15200  SH        SOLE           15200
Tractor Supply Company         com 892356106  472      15000  SH        SOLE           15000
Transocean Inc.                com G90078109 2147      60000  SH        SOLE           60000
Unico American Corporation     com 904607108 3516     535145  SH        SOLE           535145
Velcro Industries N.V.         com 922571104 1823     158486  SH        SOLE           158486
Washington Mutual Inc.         com 939322103  244       6250  SH        SOLE           6250
Washington Real Estate
  Investment Trust             com 939653101 2273      75000  SH        SOLE           75000
Waters Corporation             com 941848103 4009      90900  SH        SOLE           90900
Weyco Group, Inc.              com 962149100  833      22500  SH        SOLE           22500
XTO Energy Inc.                com 98385x106 4783     147250  SH        SOLE           147250
Young Innovations, Inc.        com 987520103 1320      40000  SH        SOLE           40000